Trade and other receivables - Credit risk exposure on trade and other receivables (Details) - Trade and other receivables (except for advances issued) ₽ in Millions	Dec. 31, 2022 RUB (₽)
Gross carrying amount
Credit risk exposure
Financial assets	₽ 15,884
Expected credit loss allowance / Impairment
Credit risk exposure
Financial assets	₽ (1,016)
Current and less than 30 days
Credit risk exposure
Expected credit loss rate	1.80%
Current and less than 30 days | Gross carrying amount
Credit risk exposure
Financial assets	₽ 14,694
Current and less than 30 days | Expected credit loss allowance / Impairment
Credit risk exposure
Financial assets	₽ (268)
30-60 days
Credit risk exposure
Expected credit loss rate	11.00%
30-60 days | Gross carrying amount
Credit risk exposure
Financial assets	₽ 255
30-60 days | Expected credit loss allowance / Impairment
Credit risk exposure
Financial assets	₽ (29)
61-90 days
Credit risk exposure
Expected credit loss rate	47.00%
61-90 days | Gross carrying amount
Credit risk exposure
Financial assets	₽ 125
61-90 days | Expected credit loss allowance / Impairment
Credit risk exposure
Financial assets	₽ (59)
More than 91 days
Credit risk exposure
Expected credit loss rate	81.00%
More than 91 days | Gross carrying amount
Credit risk exposure
Financial assets	₽ 810
More than 91 days | Expected credit loss allowance / Impairment
Credit risk exposure
Financial assets	₽ (660)